Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventories

	At December 31,
	2015	2016	2017
	(in thousands)
Components	$1,486	$4,686	$2,964
Finished goods (at lower of cost or net realizable value)	5,519	6,975	5,035
Total inventories at cost	$7,005	$11,661	$7,999
Depreciation of components (at cost)	$268	$277	$30
Depreciation of finished goods	2,672	2,691	593
Total depreciation	$2,940	$2,968	$623
Components, net	$1,218	$4,409	$2,934
Finished goods, net	2,847	4,284	4,442
Total net inventories	$4,065	$8,693	$7,376